Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026	Mar. 31, 2026
Schedule of Investments [Line Items]
Equity securities		¥ 51,788	¥ 39,796
Equity securities	[1]	639,339	782,137
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		25,231	24,845
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 146,898	¥ 137,933

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥137,933 million and ¥146,898 million as of March 31, 2026 and September 30, 2026, respectively. The amount of investment funds that elected the fair value option and were included in equity securities were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.